Derivative Financial Instruments (Schedule Of NYMEX Contracts And Butane Price Swap Purchase Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
NYMEX - Cash Flow Hedges [Member]
Derivative [Line Items]
Barrels of Petroleum Products, Designated as Cash Flow Hedges	200,000
NYMEX - Fair Value Hedges [Member]
Derivative [Line Items]
Barrels of crude oil, designated as fair value hedges	700,000
NYMEX - Economic Hedges [Member]
Derivative [Line Items]
Barrels of petroleum products, used as economic hedges	1,600,000
Butane Price Swap Purchase Contracts [Member]
Derivative [Line Items]
Barrels of butane	200,000
Interest Expense [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 0.2